Income tax expense	12 Months Ended
Dec. 31, 2018
Income tax expense [Abstract]
Income tax expense
51.	Income tax expense

(a)	Income tax expense for the years ended December 31, 2016, 2017 and 2018 are as follows:

	2016		2017 (*)	2018
Current income tax expense	~~W~~	718,757	749,649	900,016
Adjustment for prior periods		(36,372)	(23,265)	(3,261)
Temporary differences		(480,280)	46,468	383,190
Income tax recognized in other comprehensive income		143,448	75,551	(11,600)

Income tax expenses	~~W~~	345,553	848,403	1,268,345

(*)	As the acquisition of ANZ Retail business by Shinhan Bank of Vietnam was completed, the amount was adjusted retrospectively.

(b)	Income tax expense calculated by multiplying net income before tax with the tax rate for the years ended December 31, 2016, 2017 and 2018 are as follows:

	2016		2017 (*1)	2018
Profit before income taxes	~~W~~	3,170,472	3,797,608	4,466,610

Income taxes at statutory tax rates		765,395	917,802	1,222,840
Adjustments:
Non-taxable income		(30,839)	(10,614)	(6,300)
Non-deductible expense		18,786	12,772	12,854
Tax credit		(401)	(195)	(23,317)
Recognition of deferred tax assets related to expired unused tax losses (*2)		(357,307)	—	—
Changes in deferred tax due to change in tax rate		—	(72,985)	—
Other		(13,709)	24,888	65,529
Refund due to adjustments of prior year tax returns		(36,372)	(23,265)	(3,261)

Income tax expense	~~W~~	345,553	848,403	1,268,345

Effective tax rate	%	10.90	22.34	28.40

(*1)	As the acquisition of ANZ Retail business by Shinhan Bank of Vietnam was completed, the amount was adjusted retrospectively.
(*2)

The Group did not previously recognized the deferred tax asset relating to the expired unused tax losses as the utilization of the expired unused tax losses had been assessed remote. In 2016, based on the new tax interpretation issued by Korea National Tax Service which allows utilization of expired unused tax losses against extinguishment of deposit and insurance liabilities and the relating recent tax refund, the Group recognized the deferred tax asset after factoring in future taxable profits and the expected future extinguishment of deposit and insurance liabilities.

(c)	Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences for the years ended December 31, 2017 and 2018 are as follows:

	2017
	Beginning Balance		Profit or loss	Other comprehensive income	Ending Balance (*1)(*2)
Unearned income	~~W~~	(139,234)	(62,835)	—	(202,069)
Account receivable		(11,493)	(7,774)	—	(19,267)
Trading assets		(33,424)	44,841	—	11,417
Available-for-sale		86,897	77,198	110,405	274,500
Investment in associates		20,112	1,062	3,748	24,922
Valuation and depreciation of property and equipment		(146,860)	(16,452)	—	(163,312)
Derivative asset (liability)		125,233	(197,253)	(5,224)	(77,244)
Deposits		18,162	9,742	—	27,904
Accrued expenses		108,700	62,610	—	171,310
Defined benefit obligation		378,400	50,410	(20,544)	408,266
Plan assets		(313,708)	(100,624)	2,396	(411,936)
Other provisions		221,749	(47,484)	—	174,265
Allowance for acceptances and guarantees		19,530	3,608	—	23,138
Allowance related to asset revaluation		(46,977)	(5,909)	—	(52,886)
Allowance for expensing depreciation		(521)	(8)	—	(529)
Deemed dividend		1,378	3,939	—	5,317
Accrued contributions		8,764	3,140	—	11,904
Financial instruments designated at fair value through profit of loss		(58,885)	52,397	—	(6,488)
Allowances		94,554	(70,201)	—	24,353
Fictitious dividend		4,833	157	—	4,990
Liability under insurance contracts		13,104	5,001	—	18,105
Deficit carried over		—	1,505	—	1,505
Other		(77,198)	49,675	(15,230)	(42,753)

		273,116	(143,255)	75,551	205,412

Expired unused tax losses:
Extinguishment of deposit and insurance liabilities		357,307	18,500	—	375,807

	~~W~~	630,423	(124,755)	75,551	581,219

(*1)	As the acquisition of ANZ Retail business by Shinhan Bank of Vietnam was completed, the amount was adjusted retrospectively.
(*2)	Deferred tax assets from overseas subsidiaries were decreased by ~~W~~1,654 million due to foreign exchange rate movements.

	2018
	Beginning Balance (*1)		Profit or loss	Other comprehensive income	Ending Balance (*2)
Unearned income	~~W~~	(202,069)	(53,267)	—	(255,336)
Account receivable		(19,267)	(4,872)	—	(24,139)
Financial assets at fair value through profit or loss		(47,548)	79,000	16,825	48,277
Securities at fair value through other comprehensive income		307,729	(47,548)	(82,823)	177,358
Investment in associates		24,918	3,205	(3,380)	24,743
Valuation and depreciation of property and equipment		(163,313)	1,317	—	(161,996)
Derivative asset (liability)		(70,828)	171,000	11,579	111,751
Deposits		27,904	132	—	28,036
Accrued expenses		171,310	(38,621)	—	132,689
Defined benefit obligation		408,266	6,965	32,427	447,658
Plan assets		(411,935)	(37,117)	2,729	(446,323)
Other provisions		191,298	3,177	—	194,475
Allowance for acceptances and guarantees		23,929	5,228	—	29,157
Allowance related to asset revaluation		(52,886)	3,173	—	(49,713)
Allowance for expensing depreciation		(529)	64	—	(465)
Deemed dividend		5,317	(5,317)	—	—
Accrued contributions		11,904	9,807	—	21,711
Financial instruments designated at fair value through profit of loss		(7,194)	(80,214)	—	(87,408)
Allowances		131,222	(82,438)	—	48,784
Fictitious dividend		4,990	(3,665)	—	1,325
Liability under insurance contracts		18,105	4,488	—	22,593
Deficit carried over		1,505	(1,505)	—	—
Other		59,471	(296,190)	11,043	(225,676)

		412,299	(363,198)	(11,600)	37,501

Expired unused tax losses:
Extinguishment of deposit and insurance liabilities		375,807	(8,363)	—	367,444

	~~W~~	788,106	(371,561)	(11,600)	404,945

(*1)	Changes in the scope of application of IFRS 9 and 15 have been reflected (Note 60).
(*2)	Deferred tax assets from overseas subsidiaries were decreased by ~~W~~29 million due to foreign exchange rate movements.

(d)	Deferred tax assets and liabilities that were directly charged or credited to equity for the years ended December 31, 2017 and 2018 are as follows:

	January 1, 2017			Changes		December 31, 2017
	OCI		Tax effect	OCI (*2)	Tax effect	OCI	Tax effect
Gain (loss) on valuation of available-for-sale financial assets	~~W~~	524,335	(130,153)	(432,461)	110,405	91,874	(19,748)
Foreign currency translation adjustments for foreign operations		(141,815)	(9,910)	(178,244)	(15,230)	(320,059)	(25,140)
Gain (loss) on cash flow hedge		(17,763)	4,299	21,128	(5,224)	3,365	(925)
Equity in other comprehensive income of associates		22,559	(1,301)	(25,300)	3,748	(2,741)	2,447
The accumulated other comprehensive income in separate account (*1)		5,891	(1,425)	(12,529)	3,251	(6,638)	1,826
Remeasurements of the defined benefit liability		(471,141)	113,841	121,451	(18,146)	(349,690)	95,695

Income tax charged or credited directly to equity	~~W~~	(77,934)	(24,649)	(505,955)	78,804	(583,889)	54,155

	January 1, 2018 (*2)			Changes		December 31, 2018
	OCI		Tax effect	OCI	Tax effect	OCI	Tax effect
Gain (loss) on valuation of financial assets measured at FVOCI	~~W~~	(255,593)	76,124	267,306	(84,878)	11,713	(8,754)
Gain (loss) on financial liabilities measured at FVTPL attributable to changes in credit risk		(2,141)	588	2,376	(653)	235	(65)
Foreign currency translation adjustments for foreign operations		(317,264)	(25,054)	10,498	9,967	(306,766)	(15,087)
Gain (loss) on cash flow hedge		7,286	(4,845)	(31,771)	11,578	(24,485)	6,733
Equity in other comprehensive income of associates		(5,868)	3,306	10,825	(3,380)	4,957	(74)
The accumulated other comprehensive income in separate account (*1)		(6,295)	1,731	11,967	(3,291)	5,672	(1,560)
Remeasurements of the defined benefit liability		(349,538)	95,543	(127,844)	35,157	(477,382)	130,700
Gain (loss) on valuation of financial asset measured at FVTPL (Overlay approach)		(33,713)	8,988	(74,942)	20,609	(108,655)	29,597

Income tax charged or credited directly to equity	~~W~~	(963,126)	156,381	68,415	(14,891)	(894,711)	141,490

(*1)	Deferred tax effects, which are originated from the accumulated other comprehensive income in separate account, were included in the other assets of separate account’s financial statement.
(*2)	Changes in the scope of application of IFRS 9 and 15 have been reflected (Note 60)

(e)	The amount of deductible temporary differences, unused tax losses, and unused tax credits that are not recognized as deferred tax assets as of December 31, 2017 and 2018 are as follows:

	2017		2018
Tax loss carry forward (*)	~~W~~	99,449	99,449

(*)	At the end of reporting date, the expected extinctive date of tax loss carry forward and tax credits carry forward that are not recognized as deferred tax assets are as follows:

	1 year or less		1-2 years	2-3 years	More than 3 years
Tax loss carry forward	~~W~~	99,449	—	—	—

(f)	The amount of temporary difference regarding investment in subsidiaries that are not recognized as deferred tax liabilities as of December 31, 2017 and 2018 are as follows:

	2017		2018
Investment in associates	~~W~~	(480,184)	(686,107)

(g)

The Group set off a deferred tax asset against a deferred tax liability of the same taxable entity if, and only if, they relate to income taxes levied by the same taxation authority and the entity has a legally enforceable right to set off current tax assets against current tax liabilities. Deferred tax assets and liabilities presented on a gross basis prior to any offsetting as of December 31, 2017 and 2018 are as follows:

	2017 (*)		2018
Deferred tax assets	~~W~~	659,594	483,517
Deferred tax liabilities		(77,293)	(78,572)

(*)	As the acquisition of ANZ Retail business by Shinhan Bank of Vietnam was completed, the amount was adjusted retrospectively.